Summary of Restricted Stock Units Activity (Detail) (2011 Stock Plan, Restricted Stock Units, USD $)	1 Months Ended		12 Months Ended
	Mar. 31, 2012	Nov. 02, 2011	Dec. 31, 2012
2011 Stock Plan | Restricted Stock Units
Number of restricted stock units
Nonvested-January 1, 2012			12,000
Granted	297,180	12,000	297,180
Vested			(2,000)
Forfeited			(17,492)
Nonvested-December 31, 2012			289,688
Weighted average grant date fair value (per share)
Nonvested-January 1, 2012			$ 8.54
Granted		$ 8.54	$ 10.12
Vested			$ 8.54
Forfeited			$ 10.12
Nonvested-December 31, 2012			$ 10.07